Schedule of Operating Lease Liabilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Operating lease liabilities - current - related party	$ 533,542	$ 711,389
Operating lease liabilities - non current - related party
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent	Liabilities, Noncurrent
Total	$ 533,542	$ 711,389